Inventories (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 SunEdison [Member]	Dec. 31, 2011 SunEdison [Member]	Dec. 31, 2011 Raw Materials and Supplies [Member]	Dec. 31, 2010 Raw Materials and Supplies [Member]	Dec. 31, 2011 Work In Process [Member]	Dec. 31, 2010 Work In Process [Member]	Dec. 31, 2011 Finished Goods [Member]	Dec. 31, 2010 Finished Goods [Member]	Dec. 31, 2011 Solar Wafers [Member]
Inventory [Line Items]
Inventory, Finished Goods, Net of Reserves	$ 102.5	$ 49.6	$ 102.5									$ 42.8
Inventory, Net	321.8	247.8	321.8	27.3	58.4
Other Inventory, Materials, Supplies and Merchandise under Consignment	28.5	27.7	28.5
Inventory Write-down	96.7	3.4	107.0			53.7	0	30.2	0.4	29.7	2.1
Earthquake charges		$ 0	$ 14.9